Employee Benefits - Summary of amount recognizedi n relation to net defined benefit asset liabilities in statement of financial position explanatory (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	₩ 2,631,811	₩ 2,589,246
Fair value of plan assets	(2,923,780)	(2,962,342)
Present value of non-funded obligations	(4,954)	7,092
Net defined benefit assets	₩ (296,923)	₩ (366,004)